Vessels held for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels held for sale,Beginning balance	$ 45,272	$ 13,606	$ 0
Additions		75,088	22,509
Disposals		(20,503)
Drydocking costs		564
Vessel impairment charge	(12,480)	(23,483)	(8,903)
Vessels held for sale,Ending balance	$ 32,792	$ 45,272	$ 13,606